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Merrill Lynch Investment Managers


Annual Report
March 31, 2002


CMA Ohio
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Ohio Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 2002, CMA Ohio Municipal Money paid shareholders a net annualized yield of 1.81%.* As of March 31, 2002, the Fund's 7-day yield was 1.12%.


Economic Environment
Although far removed geographically from New York City and Washington, DC, Ohio, along with the rest of the nation, experienced the economic fallout that followed the terrorist attacks of September 11, 2001. Ohio's manufacturing activity, led by its auto and steel industries continued to decline, but at an accelerated pace, while the rest of the state's economy merely stagnated during the last three months of 2001. Consumer confidence plummeted as any hope of a quick recovery was tempered.

Foreseeing the negative effects of the events of September 11, 2001 on the nation's economy, the Federal Reserve Board remained vigilant in maintaining liquidity in the system, providing an economic boost by lowering the Federal Funds rate to a historical low of 1.75% on December 11, 2001. The first quarter of 2002 began in a promising way, as the Federal Reserve Board's actions during 2001 translated into improving overall economic conditions. With consumer confidence improving, manufacturing activity stabilizing and the housing sector continuing its unyielding strong pace, the Federal Reserve Board on March 19, 2002 shifted its interest rate policy to neutral. As a result of diversification efforts away from manufacturing, Ohio's economic slowdown was less severe than other areas of the nation.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


During the six-month period ended March 31, 2002, weak economic conditions in Ohio contributed to total revenues for the first nine months in the state's fiscal year 2002 to fall 2.8% below budget estimates and 0.3% below the comparable period last year at $14.2 billion. Despite the decline in revenues, the state was able to manage without the need to borrow in the short-term municipal market to finance daily operations. Various Ohio municipalities, primarily local school districts, saw a decline in their annual issuance as residents voted down budget increases during the period. This drop in annual school district issuance translated into a moderate $836 million in local Ohio short-term municipal issuance for the six-month period.


Investment Strategy
For the six-month period ended March 31, 2002, we began and maintained a conservative investment strategy in the short-term municipal market. The Federal Reserve Board pursued an ambitious easing of monetary policy as the Federal Funds rate was lowered to a historical low of 1.75%. Yields on one-year local municipal notes also reached historical lows and became expensive on a relative value basis. With both the state and its various local municipalities feeling the effects of an economic slowdown, we began to anticipate that an increase in municipal issuance would be needed to fill various budget deficits in the future. In addition, it was also anticipated that the Federal Reserve Board was near or at the end of its easing cycle, while waiting for signals that the economy was beginning to rebound. As a result of these extraordinary times, we concentrated on maintaining liquidity, while limiting our purchases of longer-dated municipal notes. We utilized primarily variable rate demand notes (VRDNs) as well as short duration tax-exempt commercial paper as investment alternatives in meeting new subscriptions as well as maturing municipal notes. This strategy allowed the Fund's average life to fall from the 45-day range at the beginning of the period to the 30-day range at the end of the period.

Over the course of a difficult year, the Fund performed well given the unusual events that unfolded. In addition, we continued to meet the liquidity needs of our shareholders, while maintaining high credit quality standards.

Going forward, we are anticipating another difficult period as economic conditions improve and the Federal Funds rate begins at a historical low. Since the Federal Reserve Board has changed its monetary policy to neutral, we will continue to monitor the economic environment and adjust our investment strategy accordingly. During the next two months, we will maintain a higher percentage of VRDNs as we prepare to meet seasonal tax-related redemptions. As the seasonal tax period ends and various municipalities begin to issue their annual municipal notes, we expect to take advantage of yield opportunities offered by these longer-dated municipal notes by extending the Fund's average life to the 50-day range. Finally, we continue to monitor credit quality as the various local municipalities began to address their annual budgeting needs.


In Conclusion
We thank you for your support of CMA Ohio Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Kenneth A. Jacob)
Kenneth A. Jacob
Senior Vice President



(John M. Loffredo)
John M. Loffredo
Senior Vice President



(Kevin A. Schiatta)
Kevin A. Schiatta
Vice President and Portfolio Manager



May 1, 2002


CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002                                                              (IN THOUSANDS)

                       Face
State                 Amount                             Issue                                                   Value
Ohio--102.5%        $ 7,595   ABN Amro Munitops Certificates Trust Revenue Bonds, South-Western
                              City School District, Ohio, VRDN, Series 2001-7, 1.52% due
                              12/01/2007 (a)(c)                                                               $    7,595
                       1,550  Allen County, Ohio, BAN, 2.70% due 9/12/2002                                         1,551
                         240  Allen County, Ohio, IDR (Nickles Bakery Project), 2.375% due 6/01/2002                 240
                       2,300  Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula
                              County Medical Center Project), VRDN, 1.54% due 12/01/2007 (c)                       2,300
                         735  Ashtabula County, Ohio, IDR (Neff-Perkins County Project), VRDN, AMT,
                              1.80% due 6/01/2005 (c)                                                                735
                      10,800  Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN,
                              1.57% due 9/01/2020 (c)                                                             10,800
                       2,750  Butler County, Ohio, GO, BAN, Series A, 1.88% due 11/15/2002                         2,757
                       8,000  Cincinnati, Ohio, City School District, GO, Refunding, BAN, 2.88%
                              due 9/12/2002                                                                        8,013
                         400  Clermont County, Ohio, IDR (Southern Ohio Fabricator), VRDN, AMT,
                              Series A, 1.60% due 9/01/2005 (c)                                                      400
                              Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital
                              Asset Inc. Pooled Loan), VRDN (c):
                      11,025     2.15% due 6/01/2028                                                              11,025
                       6,670     1.85% due 7/01/2029                                                               6,670
                      10,342  Clipper Tax-Exempt, Ohio, COP, VRDN, AMT, Series 2000-4, 1.73%
                              due 12/23/2003 (c)                                                                  10,342
                       2,500  Coshocton, Ohio, Water System Improvement Notes, GO, BAN, 2.07%
                              due 2/27/2003                                                                        2,507
                       4,850  Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax
                              Development Corporation), VRDN, 1.60% due 6/01/2022 (c)                              4,850
                       3,000  Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project),
                              VRDN, 1.50% due 7/01/2031 (c)                                                        3,000
                       4,130  Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds
                              (Catholic Charities Facilities), VRDN, 1.60% due 7/01/2012 (c)                       4,130
                       5,000  Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of
                              Charity Health System), VRDN, 1.55% due 11/01/2030 (c)                               5,000
                              Cuyahoga County, Ohio, IDR, Refunding, VRDN (c):
                         925     (Curtiss Wright Project), 1.60% due 12/01/2008                                      925
                       2,570     (Parma Care Center Inc. Project), AMT, 1.60% due 12/01/2011                       2,570
                              Cuyahoga County, Ohio, IDR, VRDN (c):
                         535     (Athens Pastries Inc. Project), AMT, 1.75% due 6/03/2009                            535
                       4,590     (Cleveland Excel Ltd.), AMT, 1.80% due 3/01/2019                                  4,590
                         315     (Erieview Metal Treating Project), 1.75% due 5/05/2010                              315
                       3,700     (King Nut Project), AMT, 1.75% due 5/01/2021                                      3,700
                       2,000  Darke County, Ohio, GO, BAN, 3.15% due 7/18/2002                                     2,003
                       1,102  Deerfield Township, Ohio, GO, BAN, 3.30% due 5/15/2002                               1,102
                       4,000  Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN,
                              Series 98, Class 3501, 1.58% due 1/01/2021 (c)                                       4,000



Portfolio Abbreviations for CMA Ohio Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
CP       Commercial Paper
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
VRDN     Variable Rate Demand Notes



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                       Face
State                 Amount                             Issue                                                   Value
Ohio                          Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds
(continued)                   (Ohio Edison), VRDN, Series 95 (c):
                    $ 15,000     Class 3501, 1.58% due 7/01/2015                                              $   15,000
                       5,800     Class 3502, 1.58% due 7/01/2015                                                   5,800
                       1,375  Franklin and Pickway County, Ohio, South Western City School
                              District, GO, BAN, 3.25% due 5/16/2002                                               1,376
                       5,050  Franklin County, Ohio, Hospital Revenue Refunding and Improvement
                              Bonds (U.S. Health Corporation), VRDN, Series A, 1.40% due 12/01/2021 (c)            5,050
                       2,500  Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project),
                              VRDN, 1.55% due 5/01/2007 (c)                                                        2,500
                       1,800  Fulton County, Ohio, IDR (Gilders Business Holdings Project), VRDN, AMT,
                              1.75% due 4/01/2007 (c)                                                              1,800
                       2,175  Geauga County, Ohio, GO, BAN, 2.25% due 12/12/2002                                   2,177
                       2,500  Granville, Ohio, Exempt Village School District, GO, BAN, 3.60% due
                              5/02/2002                                                                            2,501
                         805  Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 1.75%
                              due 9/01/2016 (c)                                                                      805
                              Hamilton County, Ohio, EDR, VRDN (c):
                         346     (Cincinnati Performing Arts), 1.57% due 6/15/2005                                   346
                       4,300     (The Contemporary Arts Center), 1.60% due 11/01/2021                              4,300
                      12,250  Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 1.50% due
                              12/01/2026 (c)                                                                      12,250
                       1,365  Hancock County, Ohio, IDR (Koehler Brothers Inc. Project), VRDN, AMT,
                              1.75% due 6/01/2014 (c)                                                              1,365
                       6,090  Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments),
                              VRDN, AMT, Series A, 1.67% due 1/01/2031 (c)                                         6,090
                       2,200  Harrison, Ohio, GO, BAN, 2.48% due 12/19/2002                                        2,207
                       1,025  Henry County, Ohio, GO, BAN, 2.90% due 3/27/2003                                     1,034
                         925  Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 1.75% due
                              12/01/2014 (c)                                                                         925
                       3,264  Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN,
                              1.60% due 12/01/2016 (c)                                                             3,264
                       2,375  Kent, Ohio, GO, BAN, 2.35% due 12/05/2002                                            2,379
                       1,480  Kirtland, Ohio, GO, BAN, 3% due 8/08/2002                                            1,481
                       1,040  Lima, Ohio, GO, BAN, 2.98% due 8/08/2002                                             1,041
                              Lorain County, Ohio, IDR, VRDN (c):
                       2,235     (Cutting Dynamics Project), AMT, 1.75% due 11/01/2021                             2,235
                       2,345     (DGR Investment Ltd.), 1.75% due 12/01/2012                                       2,345
                       2,120  Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN,
                              AMT, 1.62% due 5/01/2010 (c)                                                         2,120
                              Lucas County, Ohio, Hospital Revenue Bonds, VRDN (c):
                         125     (Sunshine Children's Home Project), 1.60% due 12/01/2007                            125
                       1,615     (Sunshine Inc.--Northwest Ohio Project), 1.60% due 6/02/2014                      1,615
                       2,480  Lucas County, Ohio, IDR (Reichert Stamping Company Project), VRDN, AMT,
                              1.75% due 7/15/2006 (c)                                                              2,480
                       4,000  Mahoning County, Ohio, Revenue Bonds (Youngstown Community School
                              Project), VRDN, 1.60% due 2/01/2017 (c)                                              4,000
                       3,000  Mansfield, Ohio, GO, BAN, Series B, 3.07% due 5/02/2002                              3,001
                       1,775  Marion County, Ohio, IDR (Mid Ohio Packaging Company Project), VRDN,
                              AMT, 1.80% due 11/01/2015 (c)                                                        1,775
                       7,600  Mason, Ohio, EDR (Cedar Village Project), VRDN, 1.55% due 12/01/2017 (c)             7,600
                       2,000  Mason, Ohio, GO, BAN, 3.30% due 5/30/2002                                            2,001
                       1,470  Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 1.75% due
                              11/01/2018 (c)                                                                       1,470



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                       Face
State                 Amount                             Issue                                                   Value
Ohio                $  1,500  Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT,
(continued)                   1.75% due 9/01/2012 (c)                                                         $    1,500
                       2,500  Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN,
                              Series A, 1.60% due 4/01/2011 (c)                                                    2,500
                       1,845  Montgomery County, Ohio, Health Care Facilities Revenue Bonds
                              (South Community Inc. Project), VRDN, 1.60% due 9/01/2014 (c)                        1,845
                       1,935  Montgomery County, Ohio, IDR (Citywide Development Corporation Project),
                              VRDN, AMT, 1.80% due 12/01/2013 (c)                                                  1,935
                       7,330  Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber
                              Creek Village Apartments), VRDN, AMT, 1.64% due 12/01/2027 (c)                       7,330
                              Montgomery County, Ohio, Valley Hospital, CP, Series 1998B:
                       5,000     1.32% due 4/01/2002                                                               5,000
                       5,000     1.25% due 5/06/2002                                                               5,000
                       2,583  Morrow County, Ohio, GO, Refunding, BAN, 2.90% due 9/05/2002                         2,587
                      15,610  Municipal Securities Trust Certificates, Revenue Refunding Bonds
                              (Ohio State Turnpike Commission), VRDN, Series 2000-104, Class A,
                              1.55% due 11/14/2017 (b)(c)                                                         15,610
                       1,125  Muskingum County, Ohio, GO, Refunding, BAN, Series A, 3.21% due 5/30/2002            1,125
                       1,730  North Baltimore, Ohio, Local School District, GO, BAN, 4% due 4/11/2002              1,730
                       1,465  Northeastern, Ohio, Local School School District, GO, Refunding, BAN,
                              3.27% due 6/26/2002                                                                  1,466
                         665  Obetz, Ohio, IDR (HFI Inc. Project), VRDN, AMT, 1.80% due 10/01/2003 (c)               665
                      13,700  Ohio State Air Quality Development Authority, PCR (Ohio Edison Company),
                              VRDN, AMT, Series C, 1.55% due 9/01/2018 (c)                                        13,700
                              Ohio State Air Quality Development Authority, PCR, Refunding, VRDN (c):
                       3,355     (Ohio Edison Company), Series C, 1.45% due 6/01/2023                              3,355
                      10,000     (Toledo Edison Company Project), Series A, 1.45% due 4/01/2024                   10,000
                       9,000  Ohio State Environmental Improvement Revenue Bonds, Ohio Water
                              Development (Mead Corporation Project), VRDN, AMT, 1.55% due
                              3/01/2023 (c)                                                                        9,000
                       2,375  Ohio State Higher Educational Facilities Commission Revenue Bonds
                              (Mount Vernon Nazareth), VRDN, 1.60% due 9/01/2009 (c)                               2,375
                       2,445  Ohio State Higher Educational Facilities Commission, Revenue Refunding
                              Bonds (Pooled Financing), VRDN, 1.65% due 12/01/2016 (c)                             2,445
                       2,700  Ohio State, IDR (University Forest Products Project), VRDN, AMT, 1.70%
                              due 10/01/2020 (c)                                                                   2,700
                       8,900  Ohio State, Infrastructure Improvement, GO, VRDN, Series B, 1.375%
                              due 8/01/2021 (c)                                                                    8,900
                              Ohio State Solid Waste Revenue Bonds (BP Exploration and Oil Inc. Project),
                              VRDN, AMT (c):
                      15,200     1.60% due 2/01/2033                                                              15,200
                       8,000     1.25% due 8/01/2034                                                               8,000
                       2,600     1.60% due 8/01/2034                                                               2,600
                      11,900  Ohio State Water Development Authority, Pollution Control Facilities
                              Revenue  Refunding Bonds (Duquesne Light Company), VRDN, Series C,
                              1.50% due 3/01/2031 (a)(c)                                                          11,900
                       3,000  Ohio State Water Development Authority, Solid Waste Disposal Revenue Bonds
                              (American Steel & Wire Corporation), VRDN, AMT, 1.65% due 9/01/2025 (c)              3,000
                       5,160  Paulding County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 1.35% due 8/01/2026 (c)                             5,160
                       3,565  Perrysburg, Ohio, GO, BAN, 2.65% due 11/14/2002                                      3,575
                              Perrysburg, Ohio, GO, Refunding, BAN:
                       3,625     3.25% due 8/15/2002                                                               3,632
                       2,785     2.65% due 11/14/2002                                                              2,793



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONTINUED)                                                  (IN THOUSANDS)

                       Face
State                 Amount                             Issue                                                   Value
Ohio                          Portage County, Ohio, Industrial Revenue Bonds, VRDN (c):
(continued)         $  8,655     (Commercial Turf Products Ltd. Project), AMT, 1.70% due 5/01/2022            $    8,655
                       1,070     (John E. Susong Project), Series B, 1.75% due 5/02/2016                           1,070
                       1,130     (NCSP L.P. Project), AMT, 1.80% due 7/01/2014                                     1,130
                              Portage County, Ohio, Industrial Revenue Refunding Bonds, VRDN (c):
                       1,650     (John E. Susong Project), Series A, 1.75% due 5/02/2011                           1,650
                       2,060     (PM Properties One Ltd.), AMT, 1.80% due 11/01/2012                               2,060
                         700  Rickenbacker, Ohio, Port Authority, IDR, Refunding (Rickenbacker
                              Holdings, Inc.), VRDN, 1.65% due 12/01/2010 (c)                                        700
                       1,900  Rossford, Ohio, GO, BAN, 3.70% due 6/26/2002                                         1,904
                              Sandusky County, Ohio, IDR, VRDN, AMT (c):
                         410     (Crown Battery Manufacturing Company), 1.75% due 8/06/2003                          410
                       2,285     (Louis G. Freeman Company Project), 1.75% due 7/01/2017                           2,285
                       2,360     (Magnesium Refining Technologies Inc. Project), Series A, 1.75%
                                 due 9/01/2007                                                                     2,360
                       1,725  Seneca County, Ohio, Health Care Facilities Revenue Bonds (Good
                              Shepherd Home Project), VRDN, 1.60% due 10/01/2017 (c)                               1,725
                       1,450  Sheffield, Ohio, GO, Tax Increment Financing Notes, 2% due 1/29/2003                 1,452
                         165  Solon, Ohio, IDR (Tameran Project), VRDN, AMT, 1.75% due 11/01/2004 (c)                165
                       2,000  Springboro, Ohio, GO, BAN, 3.30% due 5/30/2002                                       2,001
                       3,300  Springdale, Ohio, GO, Refunding, BAN, 2.53% due 9/20/2002                            3,302
                              Stark County, Ohio, IDR, VRDN, AMT (c):
                         715     (Superior Dairy Inc. Project), 1.80% due 5/01/2003                                  715
                       1,030     (Wilkof-Morris Project), 1.75% due 1/01/2010                                      1,030
                       1,490  Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN,
                              AMT, 1.75% due 2/01/2010 (c)                                                         1,490
                       2,950  Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost
                              Services Inc. Project), VRDN, AMT, 1.75% due 12/01/2011 (c)                          2,950
                       1,130  Summit County, Ohio, IDR (Texler Inc. Project), AMT, 3.20% due 5/01/2002             1,130
                              Summit County, Ohio, IDR, VRDN (c):
                       1,010     (Ace Precision Industries Inc. Project), 1.75% due 7/01/2014                      1,010
                         927     (Austin Printing Company Inc. Project), AMT, 1.75% due 8/01/2006                    927
                         100     (Hardcoating Project), AMT, 1.75% due 7/01/2002                                     100
                         500     (Steffen Bookbinders Project), AMT, 1.75% due 11/01/2004                            500
                          50     (Struktol Project), AMT, Series A, 1.80% due 6/01/2002                               50
                       1,065     (Waldonia Investment Project), AMT, 1.75% due 7/01/2018                           1,065
                       1,260  Swanton, Ohio, GO, Refunding, BAN, 3.50% due 8/29/2002                               1,264
                       4,250  Tri-Valley, Ohio, Local School District, GO, BAN, 2.29% due 6/12/2002                4,257
                       5,975  Trumbull County, Ohio, GO, Refunding, BAN, 3.40% due 4/11/2002                       5,975
                       3,010  Trumbull County, Ohio, IDR (ATD Corporation Project), VRDN, AMT, 1.75%
                              due 8/01/2010 (c)                                                                    3,010
                       1,525  Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT,
                              1.60% due 11/01/2006 (c)                                                             1,525
                       2,253  Upper Scioto Valley, Ohio, Local School District, GO, BAN, 3.52% due
                              6/06/2002                                                                            2,255
                         890  Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 1.75%
                              due 5/01/2016 (c)                                                                      890
                       1,215  Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley
                              Dillon), VRDN, 1.75% due 4/01/2011 (c)                                               1,215
                       6,250  Van Wert, Ohio, City School District, BAN, 2.50% due 10/10/2002                      6,268
                       3,000  Wauseon, Ohio, GO, BAN, 2.75% due 11/27/2002                                         3,011
                         280  Wauseon, Ohio, GO, Refunding, BAN, 4.50% due 5/16/2002                                 280
                       6,000  West Chester Township, Ohio, GO, BAN, 2.36% due 6/19/2002                            6,013



CMA OHIO MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2002 (CONCLUDED)                                                  (IN THOUSANDS)

                       Face
State                 Amount                             Issue                                                   Value
Ohio                $  2,550  West Chester Township, Ohio, GO, Refunding, BAN, Series 1999, 3.55%
(concluded)                   due 6/19/2002                                                                   $    2,554
                         635  Williams County, Ohio, GO, BAN, 4.15% due 5/09/2002                                    636
                         950  Williams County, Ohio, GO, Refunding, BAN, 3.75% due 5/09/2002                         951
                       4,540  Williams County, Ohio, IDR (20/20 Custom Molded Project), VRDN, AMT,
                              1.75% due 11/01/2012 (c)                                                             4,540
                       1,690  Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 1.80%
                              due 6/01/2009 (c)                                                                    1,690
                       2,470  Wood County, Ohio, EDR (Great Lakes Window Project), AMT, 2.50% due
                              6/01/2002                                                                            2,470
                         485  Wood County, Ohio, IDR (Centaur Tool and Die Inc. Project), VRDN, AMT,
                              1.75% due 8/01/2010 (c)                                                                485
                         985  Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 1.75%
                              due 5/01/2010 (c)                                                                      985
                       2,500  Yellow Springs, Ohio, Exempt Village School District, GO, BAN, 2.95% due
                              9/19/2002                                                                            2,504
                       7,198  Youngstown, Ohio, City School District, GO, BAN, 2.75% due 4/10/2003                 7,223
                       1,175  Zanesville-Muskingum County, Ohio, Port Authority, IDR (B.E. Products Inc.
                              Project), VRDN, AMT, 1.80% due 9/01/2004 (c)                                         1,175

                              Total Investments (Cost--$465,753*)--102.5%                                        465,753
                              Liabilities in Excess of Other Assets--(2.5%)                                     (11,557)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $  454,196
                                                                                                              ==========

(a)AMBAC Insured.
(b)FGIC Insured.
(c)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2002.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2002
Assets:
Investments, at value (identified cost--$465,753,467)                                                    $   465,753,467
Cash                                                                                                           1,251,093
Interest receivable                                                                                            2,123,034
Prepaid registration fees and other assets                                                                        18,936
                                                                                                         ---------------
Total assets                                                                                                 469,146,530
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                 $    14,523,615
 Investment adviser                                                                           179,914
 Beneficial interest redeemed                                                                 111,985
 Distributor                                                                                   83,949         14,899,463
                                                                                      ---------------
Accrued expenses and other liabilities                                                                            50,684
                                                                                                         ---------------
Total liabilities                                                                                             14,950,147
                                                                                                         ---------------

Net Assets                                                                                               $   454,196,383
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                     $    45,419,416
Paid-in capital in excess of par                                                                             408,774,740
Undistributed realized capital gains--net                                                                          2,227
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 454,194,156 shares of
beneficial interest outstanding                                                                          $   454,196,383
                                                                                                         ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2002
Investment Income:
Interest and amortization of premium earned                                                              $    11,764,147

Expenses:
Investment advisory fees                                                              $     2,331,180
Distribution fees                                                                             581,090
Accounting services                                                                            88,767
Transfer agent fees                                                                            69,772
Professional fees                                                                              61,583
Custodian fees                                                                                 36,518
Printing and shareholder reports                                                               28,244
Registration fees                                                                              27,699
Pricing fees                                                                                   16,094
Trustees' fees and expenses                                                                     3,186
Other                                                                                          10,932
                                                                                      ---------------
Total expenses                                                                                                 3,255,065
                                                                                                         ---------------
Investment income--net                                                                                         8,509,082
Realized Gain on Investments--Net                                                                                  4,749
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $     8,513,831
                                                                                                         ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                          2002               2001
Operations:
Investment income--net                                                                $     8,509,082    $    14,467,313
Realized gain on investments--net                                                               4,749                 --
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                        8,513,831         14,467,313
                                                                                      ---------------    ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                     (8,509,082)       (14,467,313)
                                                                                      ---------------    ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        1,543,145,639      1,564,992,532
Value of shares issued to shareholders in reinvestment of dividends                         8,509,093         14,467,430
                                                                                      ---------------    ---------------
                                                                                        1,551,654,732      1,579,459,962
Cost of shares redeemed                                                               (1,559,404,011)    (1,549,991,876)
                                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                              (7,749,279)         29,468,086
                                                                                      ---------------    ---------------

Net Assets:
Total increase (decrease) in net assets                                                   (7,744,530)         29,468,086
Beginning of year                                                                         461,940,913        432,472,827
                                                                                      ---------------    ---------------
End of year                                                                           $   454,196,383    $   461,940,913
                                                                                      ===============    ===============

See Notes to Financial Statements.


CMA OHIO MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information
provided in the financial statements.
                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                             2002       2001       2000        1999       1998
Per Share Operating Performance:
Net asset value, beginning of year                                $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  ---------  ---------  ---------  ---------   ---------
Investment income--net                                                  .02        .03        .03        .03         .03
Realized gain on investments--net                                      --++         --       --++         --          --
                                                                  ---------  ---------  ---------  ---------   ---------
Total from investment operations                                        .02        .03        .03        .03         .03
                                                                  ---------  ---------  ---------  ---------   ---------
Less dividends from investment income--net                            (.02)      (.03)      (.03)      (.03)       (.03)
                                                                  ---------  ---------  ---------  ---------   ---------
Net asset value, end of year                                      $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  =========  =========  =========  =========   =========

Total Investment Return                                               1.81%      3.49%      2.89%      2.85%       3.15%
                                                                  =========  =========  =========  =========   =========

Ratios to Average Net Assets:
Expenses                                                               .70%       .70%       .69%       .71%        .70%
                                                                  =========  =========  =========  =========   =========
Investment income--net                                                1.83%      3.43%      2.85%      2.80%       3.09%
                                                                  =========  =========  =========  =========   =========

Supplemental Data:
Net assets, end of year (in thousands)                            $ 454,196  $ 461,941  $ 432,473  $ 402,370   $ 394,715
                                                                  =========  =========  =========  =========   =========


++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Ohio Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.



CMA OHIO MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2002, the Fund reimbursed FAM $10,157 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2002 and March 31, 2001 was as follows:


                                       3/31/2002         3/31/2001

Distributions paid from:
   Tax-exempt income                 $ 8,509,082        $14,467,313
                                     -----------        -----------
Total distributions                  $ 8,509,082        $14,467,313
                                     ===========        ===========


As of March 31, 2002, there were no significant differences between the book and tax components of net assets.



CMA OHIO MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Ohio Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
New York, New York
May 3, 2002



CMA OHIO MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


All of the net investment income distributions paid daily by CMA
Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2002 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.


CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                       Position(s)   Length                                                    Complex         ships
                           Held     of Time                                                  Overseen by      Held by
Name, Address & Age     with Fund    Served   Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Interested Trustee

Terry K. Glenn*          President   1999 to  Chairman, Americas Region since 2001, and        127 Funds       None
800 Scudders Mill Road   and         present  Executive Vice President since 1983 of Fund      184 Portfolios
Plainsboro, NJ 08536     Trustee              Asset Management, L.P. ("FAM") and Merrill
Age: 61                                       Lynch Investment Managers, L.P. ("MLIM");
                                              President of Merrill Lynch Mutual Funds
                                              since 1999; President of FAM Distributors,
                                              Inc. ("FAMD") since 1986 and Director
                                              thereof since 1991; Executive Vice President
                                              and Director of Princeton Services, Inc.
                                              ("Princeton Services") since 1993; President
                                              of Princeton Administrators, L.P. since
                                              1988; Director of Financial Data Services,
                                              Inc., since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



                                                                                              Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                       Position(s)   Length                                                    Complex         ships
                           Held     of Time                                                  Overseen by      Held by
Name, Address & Age     with Fund   Served*   Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Independent Trustees

Ronald W. Forbes         Trustee     1977 to  Professor Emeritus of Finance, School of         46 Funds        None
1400 Washington Avenue               present  Business, State University of New York at        55 Portfolios
Albany, NY 12222                              Albany since 2000; and Professor thereof
Age: 61                                       from 1989 to 2000.


Cynthia A. Montgomery    Trustee     1995 to  Professor, Harvard Business School since         46 Funds        Unum-
Harvard Business School              present  1989.                                            55 Portfolios   Provident
Soldiers Field Road                                                                                            Corporation
Boston, MA 02163                                                                                               and Newell
Age: 49                                                                                                        Rubbermaid
                                                                                                               Inc.



CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)

                                                                                              Number of
                                                                                              Portfolios       Other
                                                                                               in Fund       Director-
                       Position(s)   Length                                                    Complex         ships
                           Held     of Time                                                  Overseen by      Held by
Name, Address & Age     with Fund   Served*   Principal Occupation(s) During Past 5 Years      Trustee        Trustee
Independent Trustees (concluded)

Charles C. Reilly        Trustee     1990 to  Self-employed financial consultant since         46 Funds        None
9 Hampton Harbor Road                present  1990.                                            55 Portfolios
Hampton Bays, NY 11946
Age: 70


Kevin A. Ryan            Trustee     1992 to  Founder and currently Director Emeritus          46 Funds        Charter
127 Commonwealth Avenue              present  of The Boston University Center for the          55 Portfolios   Education
Chestnut Hill, MA 02467                       Advancement of Ethics and Character and                          Partnership
Age: 69                                       Director thereof from 1989 to 1999;                              and the
                                              Professor from 1982 to 1999 at Boston                            Council for
                                              University.                                                      Ethical and
                                                                                                               Spiritual
                                                                                                               Education.


Roscoe S. Suddarth       Trustee     2000 to  Former President, Middle East Institute          46 Funds        None
7403 MacKenzie Court                 present  from 1995 to 2001.                               55 Portfolios
Bethesda, MD 20817
Age: 66


Richard R. West          Trustee     1978 to  Professor of Finance since 1984, and             46 Funds        Bowne & Co.,
Box 604                              present  currently Dean Emeritus of New York              55 Portfolios   Inc.; Vornado
Genoa, NV 89411                               University, Leonard N. Stern School of                           Realty Trust;
Age: 64                                       Business Administration.                                         and
                                                                                                               Alexander's
                                                                                                               Inc.


Edward D. Zinbarg        Trustee     1994 to  Self-employed financial consultant since         46 Funds        None
5 Hardwell Road                      present  1994.                                            55 Portfolios
Short Hills, NJ 07078-2117
Age: 67


*The Trustee's term is unlimited.


CMA OHIO MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                       Position(s)   Length
                           Held     of Time
Name, Address & Age     with Fund   Served*     Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke          Vice        1993 to    First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011            President   present    thereof since 1999; Senior Vice President and Treasurer of Princeton
Princeton,               and         and        Services since 1999; Vice President of FAMD since 1999; Vice President
NJ 08543-9011            Treasurer   1999 to    of FAM and MLIM from 1990 to 1997; Director of Taxation of MLIM since
Age: 41                              present    1990.


Kenneth A. Jacob         Senior      1998 to    First Vice President of the Adviser and MLIM since 1984.
P.O. Box 9011            Vice        present
Princeton,               President
NJ 08543-9011
Age: 50


John M. Loffredo         Senior      2001 to    First Vice President of MLIM since 1997; Vice President of MLIM from
P.O. Box 9011            Vice        present    1991 to 1997.
Princeton,               President
NJ 08543-9011
Age: 38


Kevin Schiatta           Vice        1993 to    Vice President of MLIM since 1985.
P.O. Box 9011            President   present
Princeton,               and
NJ 08543-9011            Portfolio
Age: 45                  Manager


Phillip S. Gillespie     Secretary   2000 to    First Vice President of MLIM since 2001; Director of MLIM from 1999
P.O. Box 9011                        present    to 2000; Vice President of MLIM in 1999; Attorney associated with the
Princeton, NJ 08543-9011                        Manager and FAM from 1998 to 1999; Assistant General Counsel LGT Asset
Age: 38                                         Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the
                                                Division of Investment Management and the Office of General Counsel at
                                                the US Securities and Exchange Commission from 1993 to 1997.


*Officers of the Fund serve at the pleasure of the Board of Trustees.



Further information about the Fund's Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++

++For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.


Vincent R. Giordano, Senior Vice President of CMA Ohio Municipal
Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Giordano well in his retirement.